UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2000
                                                 ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Weston Capital Management Inc.
                  ------------------------------
Address:          12424 Wilshire Blvd., Suite 1115
                  --------------------------------
                  Los Angeles, CA  90025
                  ----------------------



Form 13F File Number:    28-04065
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alan E. Weston
         --------------------------
Title:   Chief Executive Officer
         --------------------------
Phone:   310-826-0811
         --------------------------

Signature, Place, and Date of Signing:

     /s/ Alan E. Weston             Los Angeles, CA                  2000
    ----------------------------    ----------------------------   -------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                     0
                                                 -------------------
Form 13F Information Table Entry Total:                91
                                                 -------------------
Form 13F Information Table Value Total:            $ 117,586
                                                 -------------------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Blackrock 2008 Insured Municip CU               09247k109     1530   108300 SH       SOLE                   108300
Blackrock CA Insured 2008      CU               09247g108     2456   169400 SH       SOLE                   169400
Blackrock NY Insd 2008 Com     CU               09247l107      146    10000 SH       SOLE                    10000
Blackrock 2000 Target Term Tru CI               092476100     5478   569150 SH       SOLE                   569150
Blackrock 2001 Term Trust      CI               092477108     3231   354100 SH       SOLE                   354100
Blackrock 2002 Strategic Term  CI               09247p108     3923   445200 SH       SOLE                   445200
Blackrock 2004 Invest Qual Ter CI               09247j102      109    13700 SH       SOLE                    13700
Income Opportunities Fund 2000 CI               45333q105      183    18700 SH       SOLE                    18700
TCW/DW Term Tr 2002            CI               87234t101      236    26000 SH       SOLE                    26000
'S&P 500' Depository Receipts  COM              78462F103     1579 10866.00 SH       SOLE                 10866.00
AT&T Liberty Media Group Cl A  COM              001957208     1268 52326.00 SH       SOLE                 52326.00
AT&T Wireless Group            COM              001957406      314 11300.00 SH       SOLE                 11300.00
Abbott Labs                    COM              002824100     2112 47400.00 SH       SOLE                 47400.00
Abiomed Inc                    COM              003654100     1370 44550.00 SH       SOLE                 44550.00
America Online Inc.            COM              02364J104      471  8900.00 SH       SOLE                  8900.00
American Express               COM              025816109      532 10200.00 SH       SOLE                 10200.00
American Home Products         COM              026609107     1663 28300.00 SH       SOLE                 28300.00
Amgen, Inc                     COM              031162100     2055 29250.00 SH       SOLE                 29250.00
Bankamerica Corp               COM              06605f102      397  9241.00 SH       SOLE                  9241.00
Bestfoods                      COM              08658u101      335  4840.00 SH       SOLE                  4840.00
Boeing Company                 COM              097023105      830 19850.00 SH       SOLE                 19850.00
Bristol Myers Squibb           COM              110122108     2299 39475.00 SH       SOLE                 39475.00
Cadiz Inc.                     COM              127537108      285 35600.00 SH       SOLE                 35600.00
Chevron Corp                   COM              166751107      393  4630.00 SH       SOLE                  4630.00
Cisco Systems                  COM              17275r102     3852 60594.00 SH       SOLE                 60594.00
Citigroup Inc.                 COM              172967101      810 13450.00 SH       SOLE                 13450.00
Coastcast Corp.                COM              19057t108     1221 69300.00 SH       SOLE                 69300.00
Coca Cola                      COM              191216100     1296 22560.00 SH       SOLE                 22560.00
Colgate Palmolive Co.          COM              194162103      599 10000.00 SH       SOLE                 10000.00
Comcast Corp Class A Special   COM              200300200      820 20250.00 SH       SOLE                 20250.00
Dell Computer                  COM              247025109     1620 32850.00 SH       SOLE                 32850.00
Dental/Medical Diagnostic Syst COM              24873k208       62 52500.00 SH       SOLE                 52500.00
Disney (Walt) Holding Co.      COM              254687106      424 10930.00 SH       SOLE                 10930.00
EMC Corp. Mass.                COM              268648102      723  9400.00 SH       SOLE                  9400.00
Enron Corp.                    COM              293561106     2950 45736.00 SH       SOLE                 45736.00
Exxon Mobil Corp.              COM              30231g102     2454 31260.00 SH       SOLE                 31260.00
Firstar Corp. New              COM              33763v109     1053 50000.00 SH       SOLE                 50000.00
GDR Sonera Corp.               COM              835433202      561 12200.00 SH       SOLE                 12200.00
GTE Corp                       COM              362320103      750 12050.00 SH       SOLE                 12050.00
General Electric Co            COM              369604103     5741 108325.00SH       SOLE                108325.00
Genzyme Corp                   COM              372917104      517  8700.00 SH       SOLE                  8700.00
Gillette Co.                   COM              375766102      232  6650.00 SH       SOLE                  6650.00
Home Depot                     COM              437076102      994 19900.00 SH       SOLE                 19900.00
Honeywell Intl. Inc.           COM              438516106      499 14800.00 SH       SOLE                 14800.00
Intel Corp                     COM              458140100     4356 32583.00 SH       SOLE                 32583.00
Intelidata Technologies Corp.  COM              45814t107     1197 116100.00SH       SOLE                116100.00
Johnson & Johnson Inc          COM              478160104     2100 20612.00 SH       SOLE                 20612.00
Keystone Automotive            COM              49338n109       97 14000.00 SH       SOLE                 14000.00
Lernout & Hauspie Speech Produ COM              B5628b104      994 22550.00 SH       SOLE                 22550.00
Lucent Technologies            COM              549463107     3661 61784.00 SH       SOLE                 61784.00
Main Street & Main Inc. New    COM              560345308      109 33450.00 SH       SOLE                 33450.00
Manulife Financial             COM              56501r106      258 14500.00 SH       SOLE                 14500.00
McDonalds Corp.                COM              580135101      240  7300.00 SH       SOLE                  7300.00
Media One Group                COM              58440j104      323  4850.00 SH       SOLE                  4850.00
Medtronic Inc                  COM              585055106      717 14400.00 SH       SOLE                 14400.00
Merck & Co Inc                 COM              589331107     7613 99350.00 SH       SOLE                 99350.00
Microsoft                      COM              594918104     2418 30228.00 SH       SOLE                 30228.00
Nokia Corp. ADR 'A'            COM              654902204      760 15050.00 SH       SOLE                 15050.00
Office Depot                   COM              676220106       97 15600.00 SH       SOLE                 15600.00
Oracle Corporation             COM              68389x105     4593 54637.00 SH       SOLE                 54637.00
Pfizer Inc.                    COM              717081103     1620 33750.00 SH       SOLE                 33750.00
Proctor & Gamble               COM              742718109     1394 24356.00 SH       SOLE                 24356.00
Psinet, Inc.                   COM              74437c101      211  8400.00 SH       SOLE                  8400.00
Qwest Communications Intl. Inc COM              749121109     1387 27736.00 SH       SOLE                 27736.00
Royal Dutch Petroleum          COM              780257804     1014 16470.00 SH       SOLE                 16470.00
SCC Communications Corp.       COM              78388x105      101 15000.00 SH       SOLE                 15000.00
Schering-Plough Corp           COM              806605101     3407 67468.00 SH       SOLE                 67468.00
Seagate Technology             COM              811804103      518  9425.00 SH       SOLE                  9425.00
Star Telecommunication         COM              854923109       38 15106.00 SH       SOLE                 15106.00
Starbucks Corp.                COM              855244109     1197 31350.00 SH       SOLE                 31350.00
Sun Microsystems               COM              866810104      655  7200.00 SH       SOLE                  7200.00
Texaco Inc                     COM              881694103      740 13900.00 SH       SOLE                 13900.00
Texas Instruments Inc.         COM              882508104      762 11100.00 SH       SOLE                 11100.00
Time Warner Inc.               COM              887315109      931 12250.00 SH       SOLE                 12250.00
Trimble Navigation Ltd         COM              896239100      449  9200.00 SH       SOLE                  9200.00
UIT Diamonds TR Ser 1 (DJIA)   COM              252787106     1773 16990.00 SH       SOLE                 16990.00
US West, Inc.                  COM              91273h101     1645 19188.00 SH       SOLE                 19188.00
Viacom Inc Class B             COM              925524308     1900 27860.00 SH       SOLE                 27860.00
Wal-Mart Stores Inc            COM              931142103      432  7500.00 SH       SOLE                  7500.00
Weirton Steel Corp.            COM              948774104       46 14300.00 SH       SOLE                 14300.00
Worldcom Inc.                  COM              98157D106     3746 81666.00 SH       SOLE                 81666.00
EMC CALL's exerc price 35; Jan CALL             48899w9a2     -224      -52 SH  CALL SOLE                      -52
U.S. West (Qwest) CALLs ex px  CALL             9129309a4     -431     -129 SH  CALL SOLE                     -129
Alliance Capital Mgmt Hldng LP LTD              01855a101     1217 25650.00 SH       SOLE                 25650.00
Buckeye Partners LP            LTD              118230101     1498 55868.00 SH       SOLE                 55868.00
El Paso Energy Partners LP     LTD              28368b102      205  8400.00 SH       SOLE                  8400.00
Equity Office PPty TR          REIT             294741103      378 13700.000SH       SOLE                13700.000
Equity Residential Properties  REIT             29476l107      374 8134.000 SH       SOLE                 8134.000
Meditrust Corp (Pair Certifica REIT             58501t306       72 19282.000SH       SOLE                19282.000
Nationwide Health Properties I REIT             638620104      171 12300.000SH       SOLE                12300.000
Spieker Properties, Inc.       REIT             848497103      448 9750.000 SH       SOLE                 9750.000